SCHEDULE OF LEASE COST (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023
Leases
Operating lease cost	$ 21,554	$ 63,200	$ 118,105
Variable lease expense	$ 14,947	51,062	65,245
Sublease income			(25,390)
Net lease cost		$ 114,262	$ 157,960